Note 22. Reportable Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 6,475.5	$ 2,398.0
Assets	11,499.8	6,680.5
Revenue, Net	1,646.7	1,096.1	$ 1,602.5
Intersegment elimination of net sales	(73.5)	(125.7)	(144.6)
Intersegment sales	73.5	125.7	144.6
Operating Income (Loss)	(455.0)	(294.6)	(70.3)
Interest Expense	400.9	192.5	136.5
Depreciation and amortization	357.4	268.3	246.9
Depreciation, Depletion and Amortization	241.4	148.7	128.2
Payments To Acquire Property Plant And Equipment And Construct Solar Energy Systems	1,646.2	497.4	390.7
Terraform [Member]
Segment Reporting Information [Line Items]
Assets	3,410.2	566.9
Revenue, Net	125.9	17.5	15.7
Intersegment elimination of net sales	1.1	0.9	1.6
Operating Income (Loss)	7.2	5.1	5.3
Interest Expense	84.4	6.3	5.7
Depreciation and amortization	72.3	5.1	4.4
Payments To Acquire Property Plant And Equipment And Construct Solar Energy Systems	59.6	0.0	0.0
Intersegment Transfers	742.7	205.4	2.3
Payments to Acquire Property Plant and Equipment and Construct Solar Energy Systems, Net Adjustment for Terraform	802.3	205.4	2.3
Renewable Energy Development [Member]
Segment Reporting Information [Line Items]
Assets	7,040.0	4,994.6
Revenue, Net	1,594.3	1,204.3	1,731.4
Intersegment elimination of net sales	72.4	124.8	143.0
Operating Income (Loss)	(462.2)	(299.7)	(75.6)
Interest Expense	316.5	186.2	130.8
Depreciation and amortization	169.1	143.6	123.8
Payments To Acquire Property Plant And Equipment And Construct Solar Energy Systems	1,586.6	497.4	390.7
Intersegment Transfers	(742.7)	(205.4)	(2.3)
Payments to Acquire Property Plant and Equipment and Construct Solar Energy Systems, Net Adjustment for Terraform	843.9	292.0	388.4
Continuing Operations [Member]
Segment Reporting Information [Line Items]
Assets	10,450.2	5,561.5
UNITED STATES
Segment Reporting Information [Line Items]
Long-Lived Assets	3,642.6	1,748.0
Revenue, Net	387.0	344.8	587.6
KOREA, REPUBLIC OF
Segment Reporting Information [Line Items]
Long-Lived Assets	778.9	6.9
CANADA
Segment Reporting Information [Line Items]
Revenue, Net	347.7	278.7	248.3
TAIWAN, PROVINCE OF CHINA
Segment Reporting Information [Line Items]
Revenue, Net	208.3	253.3	189.0
SOUTH AFRICA
Segment Reporting Information [Line Items]
Revenue, Net	193.1	0.0	0.0
UNITED KINGDOM
Segment Reporting Information [Line Items]
Long-Lived Assets	413.2	0.0
Revenue, Net	138.2	0.0	2.4
MALAYSIA
Segment Reporting Information [Line Items]
Long-Lived Assets	129.2	163.8
CHILE
Segment Reporting Information [Line Items]
Long-Lived Assets	430.2	167.8
Revenue, Net	109.5	3.6	0.0
ITALY
Segment Reporting Information [Line Items]
Long-Lived Assets	379.5	56.8
Revenue, Net	57.2	34.6	191.3
THAILAND
Segment Reporting Information [Line Items]
Revenue, Net	16.7	15.7	92.2
SPAIN
Segment Reporting Information [Line Items]
Revenue, Net	13.0	9.6	175.8
Other Foreign Countries [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	701.9	254.7
Revenue, Net	176.0	155.8	115.9
Foreign [Member]
Segment Reporting Information [Line Items]
Revenue, Net	$ 1,646.7	$ 1,096.1	$ 1,602.5
Customer A [Member]
Segment Reporting Information [Line Items]
Concentration Risk, Percentage	16.00%
Concentration Risk, Customer	270.0	0	0
Customer B [Member]
Segment Reporting Information [Line Items]
Concentration Risk, Percentage		12.00%
Concentration Risk, Customer	0	136.0	0
Customer C [Member]
Segment Reporting Information [Line Items]
Concentration Risk, Percentage		11.00%
Concentration Risk, Customer	0	119.6	0
Customer D [Member]
Segment Reporting Information [Line Items]
Concentration Risk, Percentage			11.00%
Concentration Risk, Customer	0	0	175.5